Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Aerospace & Defense — 5.2%
HEICO Corp., Class A	9,608	$2,441,297
Howmet Aerospace, Inc.	14,007	2,748,593
Kratos Defense & Security Solutions, Inc.*	15,584	1,423,910
		6,613,800
Apparel — 3.0%
On Holding AG, Class A*	41,254	1,747,107
Tapestry, Inc.	18,680	2,114,950
		3,862,057
Biotechnology — 4.1%
Alnylam Pharmaceuticals, Inc.*	7,917	3,610,152
Ionis Pharmaceuticals, Inc.*	25,496	1,667,948
		5,278,100
Building Materials — 4.9%
Martin Marietta Materials, Inc.	3,955	2,492,757
SPX Technologies, Inc.*	10,801	2,017,411
Trex Co., Inc.*	32,686	1,688,886
		6,199,054
Commercial Services — 6.7%
Corpay, Inc.*	5,502	1,584,906
Paylocity Holding Corp.*	9,672	1,540,459
Quanta Services, Inc.	4,506	1,867,377
Rollins, Inc.	34,925	2,051,494
Toast, Inc., Class A*	39,631	1,446,928
		8,491,164
Distribution & Wholesale — 5.6%
Copart, Inc.*	29,878	1,343,614
Fastenal Co.	70,163	3,440,793
Pool Corp.	7,797	2,417,616
		7,202,023
Diversified Financial Services — 2.5%
Houlihan Lokey, Inc.	4,027	826,824
LPL Financial Holdings, Inc.	7,250	2,412,002
		3,238,826
Electrical Components & Equipment — 3.0%
Generac Holdings, Inc.*	13,522	2,263,583
Novanta, Inc.*	15,741	1,576,461
		3,840,044
Electronics — 2.6%
Coherent Corp.*	17,243	1,857,416
Itron, Inc.*	11,775	1,466,694
		3,324,110
Engineering & Construction — 1.2%
EMCOR Group, Inc.	2,299	1,493,292
Hand & Machine Tools — 1.9%
Lincoln Electric Holdings, Inc.	10,267	2,421,267
Healthcare Products — 10.4%
Align Technology, Inc.*	10,325	1,292,896
Bio-Techne Corp.	37,911	2,108,989
	Number of Shares	Value†

Healthcare Products — (continued)
Edwards Lifesciences Corp.*	23,893	$1,858,159
IDEXX Laboratories, Inc.*	7,797	4,981,425
Insulet Corp.*	9,989	3,083,904
		13,325,373
Home Furnishings — 1.5%
SharkNinja, Inc.*	18,953	1,955,002
Insurance — 2.5%
Brown & Brown, Inc.	17,764	1,666,086
Kinsale Capital Group, Inc.	3,663	1,557,727
		3,223,813
Internet — 6.3%
AppLovin Corp., Class A*	2,130	1,530,490
CDW Corp.	8,966	1,428,104
Expedia Group, Inc.	11,277	2,410,459
Pinterest, Inc., Class A*	47,856	1,539,528
Stubhub Holdings, Inc., Class A*	67,214	1,131,884
		8,040,465
Leisure Time — 5.0%
Amer Sports, Inc.*	27,443	953,644
Planet Fitness, Inc., Class A*	7,607	789,607
Royal Caribbean Cruises Ltd.	14,417	4,665,053
		6,408,304
Machinery — Construction & Mining — 1.5%
BWX Technologies, Inc.	10,431	1,923,163
Pharmaceuticals — 0.6%
Ascendis Pharma A/S, ADR*	3,676	730,826
Real Estate — 3.1%
CoStar Group, Inc.*	46,936	3,959,990
Retail — 7.3%
Boot Barn Holdings, Inc.*	10,695	1,772,376
Casey's General Stores, Inc.	3,116	1,761,537
Dutch Bros, Inc., Class A*	21,885	1,145,461
Floor & Decor Holdings, Inc., Class A*	32,049	2,362,011
Tractor Supply Co.	40,393	2,297,150
		9,338,535
Semiconductors — 3.9%
MACOM Technology Solutions Holdings, Inc.*	12,553	1,562,723
Monolithic Power Systems, Inc.	3,661	3,370,463
		4,933,186
Software — 16.0%
Bentley Systems, Inc., Class B	26,225	1,350,063
Clearwater Analytics Holdings, Inc., Class A*	61,600	1,110,032
Cloudflare, Inc., Class A*	17,704	3,799,101
Datadog, Inc., Class A*	21,850	3,111,440
HubSpot, Inc.*	3,572	1,670,982
Manhattan Associates, Inc.*	8,266	1,694,365
Snowflake, Inc.*	11,756	2,651,566
Tyler Technologies, Inc.*	2,982	1,560,063

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Veeva Systems, Inc., Class A*	7,010	$2,088,349
Waystar Holding Corp.*	38,545	1,461,626
		20,497,587
TOTAL COMMON STOCKS (Cost $100,647,091)		126,299,981

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,320,841)	1,320,841	1,320,841
TOTAL INVESTMENTS — 99.8% (Cost $101,967,932)		$127,620,822
Other Assets & Liabilities — 0.2%		264,212
TOTAL NET ASSETS — 100.0%		$127,885,034

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
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